Revenue - Net Investments in Direct Financing Leases (Details) $ in Thousands	12 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2022 USD ($) floating_storage_unit vessel lease	Nov. 30, 2017	Sep. 30, 2018	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Jan. 07, 2020 USD ($) vessel	Jan. 01, 2020 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2014 vessel	Dec. 31, 2013 vessel
Capital Leased Assets [Line Items]
Number of vessels | lease	9
Purchase obligation and deferred hire amounts						$ 260,400
Estimated unguaranteed residual value of leased properties	$ 284,277			$ 284,277
Initial direct costs	200			230
Direct Financing Lease, Deferred Selling Profit	410,549			458,353
Net Investment in Lease, Nonaccrual, No Allowance	512,887			529,368
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss	26,200			34,000	$ 30,177		$ 15,055
Net Investment in Lease, Allowance for Credit Loss				(34,000)
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Total	486,687			495,368
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	(16,335)			(14,860)
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Noncurrent, Total	470,352			480,508
2023	64,000
2024	64,300
2025	64,200
2026	64,200
2027	64,200
Thereafter	318,100
Total lease payments to be received	$ 638,959			$ 703,214
Number of direct financing and sales-type leases | lease	3			3
Number of direct financing and sales-type leases | lease	3			3
Bahrain LNG Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel	0
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Number of vessels | vessel						2		2	2	2
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Number of vessels | lease	9			9
LNG Carriers [Member] | Direct Financing Lease
Capital Leased Assets [Line Items]
Number of vessels | vessel	2
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of vessels | vessel	2
Operating lease arrangement period, lessor (in years)	20 years
Awilco LNG Carriers
Capital Leased Assets [Line Items]
Contract with customer duration [Line Items]		4 years	5 years
Bahrain Spirit
Capital Leased Assets [Line Items]
Number of vessels | floating_storage_unit	1
Term of charter contract (in years)	21 years		21 years
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Term of charter contract (in years)	20 years
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Number of direct financing and sales-type leases | lease	2
Number of direct financing and sales-type leases | lease	2
Teekay Tangguh Joint Venture | Seapeak LLC
Capital Leased Assets [Line Items]
Partnership interest owned (in percentage)	70.00%